Intangible assets and goodwill - Narrative (Details) - USD ($) $ in Thousands	May 31, 2022	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Goodwill (Note 9)		$ 177,022	$ 0
Bocimar
Disclosure of detailed information about intangible assets [line items]
Goodwill (Note 9)		$ 177,000
Other intangible assets | FSO Asia and Africa
Disclosure of detailed information about intangible assets [line items]
Acquisitions through business combinations	$ 16,600
TI Asia Ltd
Disclosure of detailed information about intangible assets [line items]
Share in equity	50.00%
TI Africa Ltd
Disclosure of detailed information about intangible assets [line items]
Share in equity	50.00%